Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2022
Other receivables, prepayments and deposits
Other receivables, prepayments and deposits

Note 6- Other receivables, prepayments and deposits

Other receivables, prepayments and deposits as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021

Utility deposits	$12	$10
Other receivables	77	47
Other prepayments	116	165
Other receivables, prepayments and deposits, net	$205	$222

For the years ended December 31, 2022 , 2021 and 2020, a provision of $3, $5 and $5 was charged to the consolidated statement of comprehensive loss, and no write-offs against provisions was made.